Goodwill and Identifiable Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identifiable Intangible Assets
(3)	GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS

Goodwill

The following table shows changes in the carrying amount of goodwill from December 31, 2014 to March 31, 2015 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At December 31, 2014	$933.6	$67.5	1,001.1
Goodwill from acquisition	12.5	—	12.5
Foreign currency translation	(90.3)	(6.5)	(96.8)

March 31, 2015	$855.8	$61.0	$916.8

In March 2015, we purchased an additional 25% interest in a previously held equity method investment. See Note 9 for additional information.

Identifiable Intangible Assets

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class:

March 31, 2015	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$411.8	$(86.5)	$325.3	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.9	(6.2)	35.7	14.8
Customer relationships	676.9	(76.5)	600.4	19.4
Non-compete agreements	1.9	(0.9)	1.0	4.6

Total	$1,416.9	$(170.1)	$1,246.8

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$411.8	$(76.3)	$335.5	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.8	(5.5)	36.3	14.8
Customer relationships	713.9	(71.3)	642.6	19.4
Non-compete agreements	2.0	(0.8)	1.2	4.6

Total	$1,453.9	$(153.9)	$1,300.0

Activity related to in process research and development projects for the three months ended March 31, 2015 was:

In Process Research and Development	Activity
Balance at December 31, 2014	$5.2
Completed	(1.5)
Abandoned	—

Balance at March 31, 2015	$3.7

For the three months ended March 31, 2015 and 2014, amortization expense for acquired intangibles was $20.0 million and $21.1 million, respectively.

The estimated amortization expense related to the fair value of acquired intangible assets for the remainder of 2015 and each of the succeeding four years is:

Remainder of 2015	$59.7
2016	$79.6
2017	$79.2
2018	$79.2
2019	$79.2

(6)	GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS

Goodwill

The following table shows changes in the carrying amount of goodwill for the Successor years ended December 31, 2014 and 2013 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At January 1, 2013	$—	$—	$—
Goodwill resulting from Acquisition	1,012.5	72.9	1,085.4
Foreign currency translation	26.3	1.9	28.2

At December 31, 2013	$1,038.8	$74.8	$1,113.6
Purchase accounting adjustments	5.7	0.4	6.1
Divestitures	(4.7)	—	(4.7)
Foreign currency translation	(106.2)	(7.7)	(113.9)

December 31, 2014	$933.6	$67.5	$1,001.1

During the Successor year ended December 31, 2014, we identified and recorded purchase accounting adjustments of $6.1 million related to corrections subsequent to the end of the purchase accounting measurement period.

The following table shows changes in the carrying amount of goodwill for the Predecessor year ended December 31, 2012 and the Predecessor period from January 1, 2013 to January 31, 2013 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At January 1, 2012	$517.9	$70.9	$588.8
Foreign currency translation	—	—	—

December 31, 2012	$517.9	$70.9	$588.8
Foreign currency translation	—	—	—

January 31, 2013	$517.9	$70.9	$588.8

Identifiable Intangible Assets

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class:

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$411.8	$(76.3)	$335.5	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.8	(5.5)	36.3	14.8
Customer relationships	713.9	(71.3)	642.6	19.4
Non-compete agreements	2.0	(0.8)	1.2	4.6

Total	$1,453.9	$(153.9)	$1,300.0

December 31, 2013	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$425.2	$(37.3)	$387.9	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.7	(2.6)	39.1	14.8
Customer relationships	761.9	(34.9)	727.0	19.4
Non-compete agreements	1.5	(0.3)	1.2	4.0

Total	$1,514.7	$(75.1)	$1,439.6

Activity related to in process research and development projects for the successor years ended December 31, 2013 and 2014:

In Process Research and Development	Activity
Balance at February 1, 2013	$25.4
Completed	(6.5)
Abandoned	(3.2)

Balance at December 31, 2013	$15.7
Completed	(10.4)
Abandoned	(0.1)

Balance at December 31, 2014	$5.2

In the Successor years ended December 31, 2014 and 2013, amortization expense for acquired intangibles was $83.8 million and $79.9 million, respectively. Amortization expense for the years ended December 31, 2014 and 2013 included losses of $0.1 million and $3.2 million, respectively, associated with abandoned acquired in process research and development projects, all of which was related to the Acquisition.

Amortization expense for the Predecessor period from January 1, 2013 through January 31, 2013 and the Predecessor year ended December 31, 2012 was $2.6 million and $25.7 million, respectively, which were primarily reported as a reduction in net sales.

The estimated amortization expense related to the fair value of acquired intangible assets for each of the succeeding five years is:

2015	$81.6
2016	$81.6
2017	$81.1
2018	$81.0
2019	$81.0